Reinsurance - Unsecured Reinsurance Recoverable by Reinsurer (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Ceded Credit Risk [Line Items]
Reinsurance recoverable	$ 70.8	$ 49.0	$ 20.3
Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		56.7	14.5
Lloyd's Underwriter Syndicate no. 1084 CSL | Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		3.0	0.8
Lloyd's Underwriter Syndicate no. 2001 AML | Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		1.2	1.3
Top Reinsurers | Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		51.6	10.8
Other reinsurers | Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		5.1	3.7
A+ | Hannover Rueck SE | Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		22.2	2.3
A+ | Swiss Reinsurance America Corporation | Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		5.8	0.0
A+ | Arch Reinsurance Limited | Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		2.7	0.0
A+ | Munich Reinsurance America Inc | Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		1.6	1.7
A | MAPFRE Re, Compania De Reaseguros S.A. | Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		6.8	0.0
A | Lloyd's Underwriter Syndicate no. 0033 HIS | Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		1.6	1.7
A | Lloyd's Underwriter Syndicate no. 2357 NCL | Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		1.6	1.7
A | Hiscox Insurance Company (Bermuda) Ltd | Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		1.2	1.3
A++ | Tokio Marine & Nichido Fire Insurance Company Limited | Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance recoverable		$ 3.9	$ 0.0